Earnings Per Share - Computation of Earnings Per Share (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Excluded Common Shares issuable under Company's Incentive Stock Option Plan	1.2	3.4